SHARE BASED PAYMENTS - Cash settled, DRD Gold and BEE Transaction (Details) R in Millions	12 Months Ended
Dec. 31, 2020 ZAR (R) item
SHARE-BASED PAYMENTS
Vesting period	3 years
Share-based payment on BEE transaction
SHARE-BASED PAYMENTS
Percentage of payment or distribution	26.00%
DRD Gold Cash Settled Scheme [Member]
SHARE-BASED PAYMENTS
Number of vesting tranches | item	3
Vesting period	5 years
Percentage vesting, tranche 1	20.00%
Percentage vesting, tranche 2	30.00%
Percentage vesting, tranche 3	50.00%
Sibanye Rustenburg Platinum Mines Proprietary Limited Subsidiary
SHARE-BASED PAYMENTS
Percentage of voting equity interests acquired	26.00%
Sibanye Rustenburg Platinum Mines Proprietary Limited Subsidiary | Share-based payment on BEE transaction
SHARE-BASED PAYMENTS
Percentage of voting equity interests acquired	26.00%
Incremental interest rate above highest cost of debt (as a percent)	0.20%
Percentage of payment or distribution	74.00%
Post payment used to service the facility (as a percent)	85.00%
Post payment declared as a dividend (as a percent)	15.00%
Post payment declared as a dividend after repayment (as a percent)	100.00%
Facility capped amount | R	R 3,500
Percentage of expense restricted	44.80%